UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment [   ]; Amendment Number:  _____
This Amendment (Check only one.): [   ] is a restatement.
       [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  	 Lawrence T. Perera
Address: Hemenway & Barnes LLP
	 60 State Street
	 Boston, MA 02109

Form 13F File Number: 28-06167

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  	Sveta Y. Bartsch
Title:	Paralegal, Duly Authorized
Phone:	617-557-9751

Signature, Place, and Date of Signing:

Sveta Y. Bartsch		Boston, MA	05/05/2009
[Signature]	[City, State]	[Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings
of this reporting manager are reported in this report.)

[  ]	13F NOTICE. (Check here if no holdings reported
are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT. (Check here if a
portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number	Name

28-_____
       [Repeat as necessary.]


Report Summary:


Number of Other Included Managers:	8

Form 13F Information Table Entry Total:	28

Form 13F Information Table Value Total:	19442037

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.	Form 13F File Number	Name
1	28-11136	Brian C. Broderick (12)*
2	28-5362		John M. Cornish
3	28-471		Fiduciary Trust Company
4	28-2724		Marion Fremont-Smith
5	28-11134	Stephen W. Kidder (35) *
6 	28-06165	Michael J. Puzo (25)*
7 	28-10379	Kurt F. Somerville (32)*
8	28-262		Welch & Forbes, Inc.

* Refers to manager number on attached detail in item 7.

AS OF MARCH 31, 2009     FORM 13F   SEC FILE # LAWRENCE T PERERA\28-06167



ITEM 1:                        ITEM 2:       ITEM 3:     ITEM 4:     ITEM 5:       ITEM 6:     ITEM 7:           ITEM 8:
NAME OF ISSUER             TITLE OF CLASS     CUSIP    FAIR MARKET  SHARES OR      INVESTMENT  MANAGERS          VOTING AUTHORITY
                                              NUMBER      VALUE     PRINCIPAL      DISCRETION              (A)     (B)    (C)
                                                                     AMOUNT    (A)  (B) (C)                SOLE   SHARED  NONE

ABB LTD                   SPONSORED          000375204       159613      11450           XX                          7150
                          ADR                                                            XX     12,32                4300

ABBOTT LABS               COMMON STOCK       002824100       238500       5000           XX                          4600
                                                                                         XX     12,32                 400

APTARGROUP INC            COMMON STOCK       038336103       581384      18670           XX                         11270
                                                                                         XX       35                 3400
                                                                                         XX     12,32                4000

AUTOMATIC DATA            COMMON STOCK       053015103       214476       6100           XX                          5100
PROCESSING                                                                               XX       35                 1000

CANADIAN NATIONAL         COMMON STOCK       136375102       666992      18815           XX                         11515
RAILWAY CO                                                                               XX       35                 3600
                                                                                         XX     12,32                3700

CISCO SYS INC             COMMON STOCK       17275R102       250661      14947           XX                          6847
                                                                                         XX     12,32                8100

E M C CORP                COMMON STOCK       268648102       249090      21850           XX                         11250
                                                                                         XX       35                 4000
                                                                                         XX     12,32                6600

EMERSON ELECTRIC CO       COMMON STOCK       291011104       536590      18775           XX                         12175
                                                                                         XX       35                 2600
                                                                                         XX     12,32                4000

ENCANA CORP               COMMON STOCK       292505104       851957      20979           XX                         12729
                                                                                         XX       35                 3700
                                                                                         XX     12,32                4550

EXXON MOBIL CORP          COMMON STOCK       30231G102      1288044      18914           XX                         14064
                                                                                         XX       35                 3500
                                                                                         XX     12,32                1350

GENERAL ELECTRIC CO       COMMON STOCK       369604103       380763      37662           XX                         29962
                                                                                         XX       35                 4500
                                                                                         XX     12,32                3200

GILEAD SCIENCES           COMMON STOCK       375558103       296448       6400           XX     12,32                6400

INTEL CORPORATION         COMMON STOCK       458140100       619386      41210           XX                         27910
                                                                                         XX       35                 4400
                                                                                         XX     12,32                8900

INTL BUSINESS MACHINES    COMMON STOCK       459200101       320706       3310           XX                          2260
                                                                                         XX     12,32                1050

ISHARES TRUST MSCI EAFE   INDEX FUND ETF      464287465     1008164      26820           XX                         26820

JOHNSON & JOHNSON         COMMON STOCK       478160104       923604      17559           XX                         13451
                                                                                         XX       35                 1900
                                                                                         XX     12,32                2208

MERCK & CO INC            COMMON STOCK       589331107       260465       9737           XX                          8037
                                                                                         XX       35                 1000
                                                                                         XX     12,32                 700

MICROSOFT CORP            COMMON STOCK       594918104       279151      15196           XX                         10996
                                                                                         XX     12,32                4200

NOKIA CORP ADR A          COMMON STOCK       654902204       184094      15775           XX                          9375
                                                                                         XX       35                 2300
                                                                                         XX     12,32                4100

NOVARTIS AG ADR           COMMON STOCK       66987V109       343686       9085           XX                          4885
                                                                                         XX       35                 2000
                                                                                         XX     12,32                2200

PEPSICO INC               COMMON STOCK       713448108       566280      11000           XX                          9600
                                                                                         XX       35                 1000
                                                                                         XX     12,32                 400

PRICE T ROWE GROUP        COMMON STOCK       74144T108      7041840     244000           XX                        244000

PROCTER & GAMBLE CO       COMMON STOCK       742718109       440197       9348           XX                          7348
                                                                                         XX       35                 2000

SIMS METAL                SPONSORED          829160100       149596      12550           XX                          7650
MANAGEMENT LTD            ADR                                                            XX     12,32                4900

3 M COMPANY               COMMON STOCK       88579Y101       647901      13031           XX                          9731
                                                                                         XX       35                 1500
                                                                                         XX     12,32                1800

UNITED TECHNOLOGIES       COMMON STOCK       913017109       247866       5767           XX                          5767

VANGUARD EMERGING         INDEX FUND ETF      922042858      384264      16310           XX                         16310
MARKETS STOCK

WYETH                     COMMON STOCK       983024100       310319       7210           XX                          5710
                                                                                         XX       35                 1500

AGGREGATE TOTAL                                          19,442,037